Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands																		3 Months Ended								12 Months Ended
	Oct. 18, 2022	Oct. 17, 2022	Oct. 12, 2022	Mar. 03, 2022	Feb. 19, 2022	Jan. 28, 2022	Dec. 23, 2021	Sep. 13, 2021	Aug. 21, 2021	Apr. 30, 2021	Apr. 23, 2021	Apr. 09, 2021	Feb. 19, 2021	Feb. 16, 2021	Feb. 12, 2021	Feb. 11, 2021	Jan. 24, 2021	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for extinguishment of debt (in shares)																			111,585	35,062	57,472		11,696		11,919
Common shares issued for extinguishment of debt																			$ 1,300	$ 500	$ 1,500
Shares issued for cash / offering (in shares)	930,990
Common shares issued																										$ 5,329	$ 4,551
Common shares issued for cashless stock options exercised (in shares)																								6	67	0	277
Stock issued during the period, restricted stock award (in shares)																								62,308
Stock withheld for employee tax obligation (in shares)																								12,292
Common stock, par value (in usd per share)																		$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Shares cancelled for forfeited unvested shares of restricted stock (in shares)																						2,038	4,500
Aggregate shares called by warrants (in shares)						657,402
Shares issued due to exercise of warrants (in shares)						184,153
Convertible debt																										$ 3,650	$ 2,500
Number of shares sold under offering (in shares)																40,000
March 2020 10% Note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible debt		$ 400
Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards forfeited in period (in shares)					12,802		2,037		4,500				12,291													12,802	18,827
Existing Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares called by warrants (in shares)						52,513
Pre-Funded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for cash / offering (in shares)																		930,990
Series 7 Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted to common stock (in shares)																							9,500				9,500
Visualix Asset Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares from acquisition (in shares)																								4,928
Shares issued in asset acquisition											$ 429													$ 400
Game Your Game
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interest issued (in shares)												15,721												15,722
Equity interest issued												$ 1,403												$ 1,400
CXApp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for cash / offering (in shares)				144,986
Equity interest issued (in shares)										117,994														117,995
Equity interest issued										$ 10,000														$ 10,000
Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for extinguishment of debt																							$ 1,000		$ 1,500
Common shares issued																										$ 5,329	$ 4,551
Convertible debt																										$ 3,650	$ 2,500
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for extinguishment of debt (in shares)																										287,802	23,615
Shares issued for cash / offering (in shares)			52,513
Common shares issued for cashless stock options exercised (in shares)																											73
Issuance of shares from acquisition (in shares)																										144,986
Stock issued during the period, restricted stock award (in shares)																											62,308
Stock withheld for employee tax obligation (in shares)																										12,802
Shares converted to common stock (in shares)																		101,334					101,334				101,334
Shares cancelled for forfeited unvested shares of restricted stock (in shares)																											6,538
Common Stock | March 2020 10% Note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for extinguishment of debt (in shares)		83,682
Common Stock | Game Your Game
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares from acquisition (in shares)																											15,722
Common Stock | CXApp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares from acquisition (in shares)																											117,995
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cashless stock options exercised (in shares)																										1,115,143	419,951
Number of shares sold under offering (in shares)	3,846,153
Warrants exercised for common shares (in shares)	930,990
Exercise price of warrants (in usd per share)	$ 0.001
Warrant | Pre-Funded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised for common shares (in shares)																		930,990								930,990
Exercise price of warrants (in usd per share)																		$ 0.001								$ 0.001
2020 Pre-Funded Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for cash / offering (in shares)																									420,071
Proceeds from issuance or sale of equity																									$ 3,700
Registered Direct Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for cash / offering (in shares)														40,000	93,334		77,334								210,668
Common shares issued																									$ 74,100	$ 14,088	$ 74,074
Aggregate shares called by warrants (in shares)	3,846,153
Number of shares sold under offering (in shares)	253,112
Combined offering price (in usd per share)	$ 5.85
Registered Direct Offering | Series 7 Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold under offering (in shares)								58,750
Registered Direct Offering | Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued																										$ 14,087	$ 74,074
Registered Direct Offering | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for cash / offering (in shares)																										253,112	210,668
Common shares issued																										$ 1
Registered Direct Offering | Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for cash / offering (in shares)	253,112													40,000	93,334		77,334
Common stock, par value (in usd per share)															$ 0.001		$ 0.001
Number of shares sold under offering (in shares)								626,667
Exercise price of warrants (in usd per share)	$ 0.001
Registered Direct Offering | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in usd per share)																									$ 116.25
Registered Direct Offering | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in usd per share)																									$ 150.75